UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  650 Madison Ave
          25th Floor
          New York, New York 10022

13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2213


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York            August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:     535,722
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   FORM 13F INFORMATION TABLE
                                                 Lakewood Capital Management, LP
                                                          June 30, 2011


COLUMN 1                            COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                                                               VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT   PRN  CALL DISCRETION  MNGRS     SOLE  SHARED  NONE
ADVANCED ENERGY INDS             COM             007973100     5,271     356,419  SH           SOLE     NONE     356,419
ARLINGTON ASSET INVT CORP        CL A NEW        041356205     7,428     236,641  SH           SOLE     NONE     236,641
ASPEN INSURANCE HOLDINGS LTD     SHS             G05384105    29,871   1,160,929  SH           SOLE     NONE   1,160,929
AXIS CAPITAL HOLDINGS            SHS             G0692U109     5,946     192,050  SH           SOLE     NONE     192,050
BANK OF AMERICA CORPORATION      COM             060505104     2,776     253,255  SH           SOLE     NONE     253,255
BP PLC                           SPONSORED ADR   055622104    24,128     544,769  SH           SOLE     NONE     544,769
BROWN SHOE INC NEW               COM             115736100     2,179     204,630  SH           SOLE     NONE     204,630
CHEMTURA CORP                    COM NEW         163893209    21,123   1,160,629  SH           SOLE     NONE   1,160,629
CITIGROUP INC                    COM NEW         172967424     3,367      80,860  SH           SOLE     NONE      80,860
COPA HOLDINGS SA                 CL A            P31076105     5,460      81,814  SH           SOLE     NONE      81,814
DANA HLDG CORP                   COM             235825205     8,656     473,000  SH           SOLE     NONE     473,000
E M C CORP MASS                  COM             268648102     3,645     132,297  SH           SOLE     NONE     132,297
EXPEDIA INC DEL                  COM             30212P105    39,378   1,358,330  SH           SOLE     NONE   1,358,330
GENERAL MTRS CO                  COM             37045V100    19,895     655,287  SH           SOLE     NONE     655,287
GENWORTH FINL INC                COM CL A        37247D106     4,470     434,829  SH           SOLE     NONE     434,829
GLATFELTER                       COM             377316104    10,471     680,836  SH           SOLE     NONE     680,836
GOLDMAN SACHS GROUP INC          COM             38141G104     7,985      60,000       CALL    SOLE     NONE      60,000
HEIDRICK & STRUGGLES INTL IN     COM             422819102     8,705     384,500  SH           SOLE     NONE     384,500
INGRAM MICRO INC                 CL A            457153104    41,787   2,303,605  SH           SOLE     NONE   2,303,605
INNOSPEC INC                     COM             45768S105     2,398      71,334  SH           SOLE     NONE      71,334
INVESTORS BANCORP INC            COM             46146P102    14,379   1,012,638  SH           SOLE     NONE   1,012,638
KEARNY FINL CORP                 COM             487169104     2,946     323,404  SH           SOLE     NONE     323,404
KKR FINANCIAL HLDGS LLC          COM             48248A306    14,338   1,461,570  SH           SOLE     NONE   1,461,570
LEAP WIRELESS INTL INC           COM NEW         521863308    14,898     917,940  SH           SOLE     NONE     917,940
LEAP WIRELESS INTL INC           COM NEW         521863308       831      51,200       CALL    SOLE     NONE      51,200
LIBERTY MEDIA CORP NEW           LIB STAR COM A  53071M708    23,046     306,298  SH           SOLE     NONE     306,298
MACYS INC                        COM             55616P104    16,507     564,545  SH           SOLE     NONE     564,545
MECHEL OAO                       SPON ADR PFD    583840509    26,146   3,029,672  SH           SOLE     NONE   3,029,672
OCEANFREIGHT INC                 SHS -A-         Y64202115        71     205,766  SH           SOLE     NONE     205,766
PACER INTL INC TENN              COM             69373H106     2,259     478,614  SH           SOLE     NONE     478,614
PACKAGING CORP AMER              COM             695156109    24,759     884,568  SH           SOLE     NONE     884,568
PRIMERICA INC                    COM             74164M108    15,793     718,835  SH           SOLE     NONE     718,835
REPUBLIC AWYS HLDGS INC          COM             760276105     4,844     887,198  SH           SOLE     NONE     887,198
SPECTRUM BRANDS HLDGS INC        COM             84763R101    12,443     388,830  SH           SOLE     NONE     388,830
STAG INDL INC                    COM             85254J102     8,938     729,601  SH           SOLE     NONE     729,601
TRAVELCENTERS OF AMERICA LLC     COM             894174101     1,529     280,542  SH           SOLE     NONE     280,542
WAL MART STORES INC              COM             931142103    33,364     627,854  SH           SOLE     NONE     627,854
WELLPOINT INC                    COM             94973V107    13,489     171,240  SH           SOLE     NONE     171,240
WILLIAMS COS INC DEL             COM             969457100     1,536      50,784  SH           SOLE     NONE      50,784
XEROX CORP                       COM             984121103    16,760   1,610,000  SH           SOLE     NONE   1,610,000
YPF SOCIEDAD ANONIMA             SPON ADR CL D   984245100    31,906     708,240  SH           SOLE     NONE     708,240






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